Revenue Arrangements - Narrative (FY) (Details)						1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 29, 2022 USD ($)	Jun. 10, 2022	Oct. 01, 2021 USD ($)	Jul. 28, 2020 USD ($)	Jun. 11, 2020 USD ($) obligation	Jan. 31, 2023 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Short-term contract liability									$ 0			$ 0		$ 2,311,000	$ 593,000
Long-term contract liability									0			0		3,538,000	0
Revenue recognized												(5,849,000)
Accounts receivable									32,039,000			32,039,000		5,870,000	6,596,000
Collaboration and license revenue									33,271,000	$ 5,249,000		39,111,000	$ 11,187,000	26,004,000	110,777,000	$ 85,077,000
Remaining performance obligation									0			0		5,800,000
SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized														1,100,000
Sale common stock					$ 25,000,000
Redemption premium				$ 14,500,000
Collaborative arrangement, payment obligation	$ 10,000,000
Accounts receivable														4,600,000	5,000,000
Collaboration and license revenue														19,400,000	82,600,000
SOBI Purchase Agreement | Billed Revenues
Disaggregation of Revenue [Line Items]
Accounts receivable														3,000,000	3,200,000
Astellas Gene Therapies
Disaggregation of Revenue [Line Items]
Collaboration and license agreements upfront payment						$ 10,000,000
Development and commercial milestones plus royalties						$ 340,000,000
Reimbursement percentage, budgeted costs incurred to complete the development						25.00%
License and option agreement, development cost reimbursements						$ 5,500,000
License and option agreement, written notice period before cancellation						90 days
Short-term contract liability														2,300,000
Long-term contract liability														3,500,000
Contract with customer, asset, reclassified to receivable														300,000
Revenue recognized														5,500,000
Accounts receivable									100,000			100,000		300,000
Sarepta Therapeutics, Inc.
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation								30 days
Short-term contract liability														0	500,000
Revenue recognized									0	0		0	500,000
Upfront cash payment								$ 2,000,000
Sales milestone payments											$ 3,000,000
Collaboration and license revenue														500,000	10,200,000
Option term								24 months
Extension term		9 months
Milestone receivable for certain dystrophies															2,000,000
Milestone receivable															4,000,000
Spark License Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized															9,200,000
Takeda Agreement
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation			90 days
Short-term contract liability									0			0		0	100,000
Long-term contract liability															0
Contract with customer, asset, reclassified to receivable														500,000
Customer, liability, revenue recognized, including opening balance									$ 0	$ 100,000		$ 0	$ 600,000	$ 600,000	1,800,000
Upfront cash payment			$ 3,000,000				$ 3,000,000
Future additional payments, expected			$ 1,124,000,000				$ 1,124,000,000
Collaborative Arrangement
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation					180 days
Upfront cash payment					$ 75,000,000
Sales milestone payments					$ 630,000,000
Period after first commercial sale when the Company is eligible to receive royalties					10 years
Number of obligations | obligation					3
Development milestone					$ 5,000,000
AskBio License Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized															$ 7,000,000